Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Applied Finance Valuation Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Applied Finance Valuation Large Cap ETF
Class Name	Applied Finance Valuation Large Cap ETF
Trading Symbol	VSLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Applied Finance Valuation Large Cap ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at appliedfinancefunds.com/ETF/InvestorResources. You can also contact us at (833) 356‑0909.
Additional Information Phone Number	(833) 356‑0909
Additional Information Website	appliedfinancefunds.com/ETF/InvestorResources
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Applied Finance Valuation Large Cap ETF	$25	0.49%¹
[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49% [1]
Net Assets	$ 256,282,558
Holdings Count | Holdings	322
Advisory Fees Paid, Amount	$ 559,308
Investment Company, Portfolio Turnover	11.66%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$256,282,558
Number of Holdings	322
Total Advisory Fee Paid	$559,308
Portfolio Turnover Rate	11.66%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Nvidia Corp.	9.09%
Microsoft Corp.	7.42%
Alphabet, Inc. Class A	6.39%
Apple, Inc.	5.84%
Broadcom, Inc.	5.12%
Meta Platforms, Inc.	4.78%
Amazon.com, Inc.	4.44%
Visa, Inc. Class A	4.33%
Mastercard, Inc. Class A	4.31%
Johnson & Johnson	1.54%

[1]	Annualized.